Stradley Ronon Stevens & Young, LLP
1250 Connecticut Ave, NW Suite 500
Washington, D.C. 20036
(202) 822-9611

AGilbride@stradley.com
202.419.8423

August 9, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	EGA Emerging Global Shares Trust (the “Trust”)
File Nos. 333-155709; 811-22255
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 46 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed with the Securities and Exchange Commission electronically on August 6, 2013 for effectiveness on August 7, 2013 (Accession No. 0001450791-13-000265).

Please direct any questions or comments relating to this certification to me at (202) 419-8423.

Very truly yours,

/s/ Aaron T. Gilbride
Aaron T. Gilbride

cc:           Robert C. Holderith
Michael D. Mabry